Note 14 - Provision for Site Reclamation and Closure - Schedule Present Value Liability (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ 5,045	$ 4,495
Accretion	147	146
Change in estimate	(935)	404
Addition	216
Balance	4,473	5,045
QUEBEC
Statement Line Items [Line Items]
Balance	1,596	1,569
Accretion	41	50
Change in estimate	(814)	(23)
Addition	216
Balance	1,039	1,596
NUNAVUT
Statement Line Items [Line Items]
Balance	3,449	2,926
Accretion	106	96
Change in estimate	(121)	427
Addition	0
Balance	$ 3,434	$ 3,449